AllianzGI NFJ Mid-Cap Value Fund
AllianzGI NFJ Mid-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated October 30, 2015

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 28, 2015 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 7-8, 2015, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2015 through October 31, 2016. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Mid-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI NFJ Mid-Cap Value Fund		A	B	C	R	Institutional	P	Administrative	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	5.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI NFJ Mid-Cap Value Fund		A	B	C	R	Institutional	P	Administrative	D
Management Fees	[1]	0.95%	0.95%	0.95%	0.95%	0.85%	0.95%	0.85%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none	0.25%	0.25%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.30%	2.05%	2.05%	1.55%	0.95%	1.05%	1.20%	1.30%
[1]	"Management Fees" have been restated to reflect current advisory fees.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI NFJ Mid-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	675	939	1,224	2,032
B	708	943	1,303	2,097
C	308	643	1,103	2,379
R	158	490	845	1,845
Institutional	97	303	525	1,166
P	107	334	579	1,283
Administrative	122	381	660	1,455
D	132	412	713	1,568

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI NFJ Mid-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	675	939	1,224	2,032
B	208	643	1,103	2,097
C	208	643	1,103	2,379
R	158	490	845	1,845
Institutional	97	303	525	1,166
P	107	334	579	1,283
Administrative	122	381	660	1,455
D	132	412	713	1,568